Other Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Other Accrued Liabilities [Text Block]
11—OTHER ACCRUED LIABILITIES

Other accrued liabilities consist of the following:

	December 31,
	2012	2011
Current portion of provision for warranty costs	666	651
Value added tax payable	326	342
Accruals for social expenses	386	278
Conditional government subsidies	341	519
Retirement indemnities	39	94
Accrued interests	139	183
Others	373	262
Total	2,270	2,329
Less non current portion of Conditional government subsidies	(341)	(341)
Current portion	1,928	1,988

Conditional government subsidies are granted by French government to finance R&D project developments and are subject to reimbursement conditional to development milestones.

F-20

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Changes in the provision for warranty costs are as follows:

	December 31,
	2012	2011
Beginning of year	1,287	1,402
Amount used during the year	(694)	(477)
New warranty expenses	469	362
End of year	1,062	1,287
Less current portion	(666)	(651)
Long term portion	396	636